Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 23, 2023, the Company and NKGen Biotech, Inc. (“NKGen Biotech”), a biotechnology company focused on harnessing the power of the body’s immune system through the development of natural killer cell therapies, issued a press release to announce that they had entered into a non-binding letter of intent for a potential business combination.